Subsequent Events (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 10, 2014 Subsequent Event [Member]	Oct. 03, 2014 Subsequent Event [Member]	Oct. 05, 2014 Subsequent Event [Member]	Jan. 01, 2014 Subsequent Event [Member]	Apr. 11, 2014 Subsequent Event [Member]	Oct. 10, 2014 Subsequent Event [Member] Common Stock [Member]	Oct. 03, 2014 Subsequent Event [Member] Common Stock [Member]
Subsequent Event (Textual)
Common stock issued for the conversion of debt, Shares	567,572,283							230,000
Accrued interest								$ 35,000
Common stock issued for partial conversion of debt, Shares								1,700,000
Common stock issued for partial conversion of debt, Value								50,000
Common stock issued for management, consulting and marketable securities								42,757,999
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000					1,400,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Issuance of common stock for the conversion of debt					$ 25,276	$ 37,350				$ 5,630	$ 10,000
Issuance of common stock for the conversion of debt, shares		573,931,390	8,000		113,806,019	69,531,249				56,300,000	1,515,000
Issuance of common stock for purchase of demonstration supplies		36,291,360					5,000,000